Property, Plant and Equipment (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant, and equipment	R$ (688,956)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(27,755)
Impairment loss recognised in profit or loss, property, plant and equipment	701,832
Impairment of property, plant, and equipment	(14,879)
Impairment of property, plant, and equipment	(14,879)	R$ (14,879)
In Service [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant, and equipment	(674,077)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(27,755)
Impairment loss recognised in profit or loss, property, plant and equipment	701,832
Impairment of property, plant, and equipment	0
Impairment of property, plant, and equipment	0	0
In Service [Member] | H P P [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant, and equipment	(498,906)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	0
Impairment loss recognised in profit or loss, property, plant and equipment	498,906
Impairment of property, plant, and equipment	0
Impairment of property, plant, and equipment	0	0
In Service [Member] | Power Plants In Parana [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant, and equipment	(175,171)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(27,755)
Impairment loss recognised in profit or loss, property, plant and equipment	202,926
Impairment of property, plant, and equipment	0
Impairment of property, plant, and equipment	0	0
In Progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant, and equipment	(14,879)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	0
Impairment loss recognised in profit or loss, property, plant and equipment	0
Impairment of property, plant, and equipment	(14,879)
Impairment of property, plant, and equipment	(14,879)	(14,879)
In Progress [Member] | Consorcio Tapajos [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of property, plant, and equipment	(14,879)
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	0
Impairment loss recognised in profit or loss, property, plant and equipment	0
Impairment of property, plant, and equipment	(14,879)
Impairment of property, plant, and equipment	R$ (14,879)	R$ (14,879)